Inventories - Amount of inventories recognized as an expense and included in profit or loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Inventories
Carrying amount of inventories sold	¥ 6,632,530	¥ 6,178,145	¥ 6,793,986
Write-down of inventories	(51,074)	68,343	89,945
Cost of inventories recognized in consolidated statements of profit or loss	¥ 6,581,456	¥ 6,246,488	¥ 6,883,931